Interest in Joint Ventures - Summarized Financial Information of Aggregated Individually Immaterial Joint Ventures (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of joint ventures [line items]
Interest in joint ventures	¥ 1,015	¥ 1,522
Aggregated individually immaterial joint ventures [member]
Disclosure of joint ventures [line items]
Interest in joint ventures	1,015	1,522	¥ 1,440
Aggregate amounts of the Group's share of total comprehensive income	¥ 99	¥ 102	¥ 108